Income Taxes - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, $ in Thousands, ¥ in Millions			12 Months Ended
	Apr. 01, 2018 JPY (¥)	Apr. 01, 2016	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income Taxes [Line Items]
Paid-in capital			¥ 2,726,619,000		¥ 2,649,342,000		$ 417,873
Total deferred tax assets before valuation allowances			351,690,000		261,219,000		53,898
Valuation allowances			328,956,000		229,268,000		50,415
Undistributed earnings			781,772,000		722,056,000		119,812
Taxable losses			1,796,310,000	$ 275,297
Unrecognized tax benefit			179,492,000		65,936,000	¥ 76,208,000	27,508	$ 10,105
Unrecognized tax benefit net against deferred tax loss carryforwards			17,445,000	2,674	25,746,000
Unrecognized tax benefit presented in the other non-current liabilities line item			162,047,000	24,834	40,190,000
Amount of unrecognized tax benefits that if recognized would impact the annual effective tax rate			162,047,000		40,190,000		24,834
Interest related to unrecognized tax benefits			9,099,000	$ 1,394	4,416,000
Interest accrued related to unrecognized tax benefits			12,066,000		21,165,000		1,849
Penalties related to unrecognised tax benefits			0
Maximum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities			78,177,000		72,206,000		11,981
Minimum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities			39,089,000		36,103,000		5,991
HNTE | Reduction in Taxes [Member]
Income Taxes [Line Items]
Exemption period for income tax						3 years
New Software Development Enterprise | Reduction in Taxes [Member]
Income Taxes [Line Items]
Exemption period for income tax						2 years
Cheetah Mobile America, Mob Inc. and Live.me America
Income Taxes [Line Items]
Unrecognized tax benefit			¥ 179,492,000		¥ 65,936,000		$ 27,508
HONG KONG | Cheetah Mobile Hong Kong
Income Taxes [Line Items]
Foreign statutory tax rate			16.50%	16.50%	16.50%
HONG KONG | Cheetah Information Hong Kong LiveMe
Income Taxes [Line Items]
Foreign statutory tax rate					16.50%
HONG KONG | HK Zoom
Income Taxes [Line Items]
Foreign statutory tax rate			16.50%	16.50%
HONG KONG | Multicloud Limited
Income Taxes [Line Items]
Foreign statutory tax rate			16.50%	16.50%
SINGAPORE | Cheetah Mobile Singapore
Income Taxes [Line Items]
Foreign statutory tax rate			17.00%	17.00%
Reduction in tax rate for stated period following the exemption period					5.00%
SINGAPORE | Cheetah Mobile Singapore | Development Expansion Incentive Scheme
Income Taxes [Line Items]
Period for reduction in tax percentage						10 years
JAPAN | Japan Kingsoft
Income Taxes [Line Items]
Foreign statutory tax rate	23.20%	23.40%
Reduction in tax rate for stated period following the exemption period	23.20%
Paid-in capital	¥ 8
Foreign statutory tax rate over stated taxable income level	15.00%
JAPAN | Japan Kingsoft | Maximum [Member]
Income Taxes [Line Items]
Paid-in capital	¥ 100
PRC
Income Taxes [Line Items]
Statutory rate			25.00%	25.00%	25.00%	25.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percent)			10.00%	10.00%
PRC | Reduction in Taxes [Member]
Income Taxes [Line Items]
Withholding tax, reduction			5.00%	5.00%
PRC | Maximum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year			2030	2030
PRC | Minimum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year					2021
PRC | New Software Development Enterprise
Income Taxes [Line Items]
Reduction in tax rate for stated period following the exemption period						50.00%
Period for reduction in tax percentage						3 years
Income tax holiday, aggregate dollar amount			¥ 18,671,000	$ 2,861	¥ 84,520,000	¥ 60,258,000
Income tax holiday and preferential tax rates, income tax benefits per share | (per share)			¥ 0.0133	$ 0.0020	¥ 0.0617	¥ 0.0429
PRC | Beijing Security | HNTE
Income Taxes [Line Items]
Preferential tax rate			15.00%	15.00%
PRC | Conew Network | HNTE
Income Taxes [Line Items]
Preferential tax rate			15.00%	15.00%
PRC | Beijing Kingsoft Cheetah Technology Co | HNTE
Income Taxes [Line Items]
Preferential tax rate			15.00%	15.00%
PRC | Beijing Mobile | HNTE
Income Taxes [Line Items]
Preferential tax rate			15.00%	15.00%
PRC | Antutu | HNTE
Income Taxes [Line Items]
Preferential tax rate			15.00%	15.00%